Schedule of investments
Nomura Climate Solutions Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks♣ — 98.41%
Consumer Discretionary — 2.83%
Amazon.com †	15,080	$ 3,594,167
		3,594,167
Consumer Staples — 3.14%
Darling Ingredients †	72,840	3,978,521
		3,978,521
Energy — 11.92%
Neste	118,085	3,855,477
Shell ADR	47,673	3,696,565
SLB	76,978	3,578,707
Valero Energy	15,339	3,994,889
		15,125,638
Industrials — 21.10%
Contemporary Amperex Technology Class H	57,700	5,197,569
Cummins	7,242	5,165,067
Kingspan Group	49,566	4,532,833
Primoris Services	32,110	3,182,743
Schneider Electric	15,481	5,065,782
Waste Management	16,304	3,633,836
		26,777,830
Information Technology — 2.72%
First Solar †	14,598	3,444,544
		3,444,544
Materials — 23.49%
Alcoa	58,452	3,047,687
Anglo American	85,857	4,211,499
CF Industries Holdings	30,896	3,344,801
CRH	37,930	4,058,510
Holcim	45,572	4,108,896
Nutrien	58,395	3,675,965
Steel Dynamics	16,851	3,866,631
West Fraser Timber	51,670	3,497,858
		29,811,847
Real Estate — 2.82%
Weyerhaeuser	149,644	3,582,478
		3,582,478
Utilities — 30.39%
Ameren	43,518	4,919,275
CLP Holdings	398,000	3,720,032
CMS Energy	59,064	4,518,396
EDP Renewables	289,703	4,679,982
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
NextEra Energy	47,898	$ 4,204,008
NiSource	96,491	4,588,147
RWE	55,596	3,595,396
SSE	118,087	3,809,785
Xcel Energy	56,476	4,535,023
		38,570,044
Total Common Stocks♣ (cost $94,759,507)		124,885,069

Short-Term Investments — 1.49%
Money Market Mutual Funds — 1.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	473,601	473,601
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	473,601	473,601
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	473,601	473,601
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	473,601	473,601
Total Short-Term Investments (cost $1,894,404)		1,894,404

Total Value of Securities—99.90% (cost $96,653,911)		126,779,473
Receivables and Other Assets Net of Liabilities—0.10%		129,793
Net Assets Applicable to 10,007,028 Shares Outstanding—100.00%		$126,909,266
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV061 [0626] 0826 (5831246)    1